HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets	$ 441,284	$ 391,003
Total liabilities	299,393	$ 256,262
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	13,500
Total liabilities	$ 3,700